CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 336,971	$ 306,895
Accounts receivable, prepaids and other (Note 6)	41,059	27,491
Value-added and other tax receivables	46,173	29,848
Inventories (Note 7)	477,586	346,495
Current assets	901,789	710,729
Long-term investments (Note 8)	76,717	86,007
Value-added tax receivables	244,147	199,671
Mining interests (Note 9)	3,291,435	3,563,490
Investment in associates (Note 10)	91,417	134,092
Long-term inventories (Note 7)	134,529	100,068
Other assets (Note 11)	73,964	63,635
Deferred income taxes (Note 21)	0	16,927
Total assets	4,813,998	4,874,619
Current
Accounts payable and accrued liabilities	156,352	167,117
Current income and other taxes payable	103,557	120,679
Current portion of prepaid gold sales (Note 19)	272,781	0
Current portion of long-term debt (Note 12)	16,419	16,256
Current portion of gold stream obligation (Note 18)	6,900	0
Current portion of mine restoration provisions (Note 13)	7,170	3,050
Other current liabilities	17,508	6,369
Total current liabilities	580,687	313,471
Long-term debt (Note 12)	421,464	175,869
Gold stream obligation (Note 18)	159,525	139,600
Prepaid gold sales (Note 19)	265,329	0
Mine restoration provisions (Note 13)	140,541	104,607
Deferred income taxes (Note 21)	169,738	188,106
Employee benefits obligation	18,410	19,171
Other long-term liabilities	22,607	23,820
Total liabilities	1,778,301	964,644
Shareholders’ equity
Share capital (Note 14)	3,510,271	3,454,811
Contributed surplus	91,184	84,970
Accumulated other comprehensive loss	(102,771)	(125,256)
Retained (deficit) earnings	(515,619)	395,854
Equity attributable to owners of parent	2,983,065	3,810,379
Non-controlling interests (Note 15)	52,632	99,596
Total equity	3,035,697	3,909,975
Total equity and liabilities	4,813,998	4,874,619
Commitments (Note 26)